Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 21 – COMMITMENTS AND CONTINGENCIES

Other Commitments

The Company, through its Indian subsidiary, occupies office, manufacturing, and assembly space in Gurugram, Haryana (India) under a lease agreement entered into in March 2021, with monthly payments of $24,229 plus applicable taxes. This lease expires in March 2030. Effective June 1, 2023, our Indian subsidiary signed another lease agreement for occupying an additional space in Gurugram, to further expand its manufacturing and assembly capacity. This lease provides for a monthly payment of $16,025 plus taxes and expires on May 31, 2032, subject to further renewal on mutually acceptable terms. Further effective from August 1, 2024, our SSI-India subsidiary signed another lease agreement for occupying an additional space in Gurugram, to further expand its operations. This lease provides for a monthly payment of $8,956 plus taxes and expires on July 31, 2030. In May 2025, the Company signed another lease agreement for occupying an additional space for warehouse purposes in Gurugram which provides for monthly payment of $3,439 plus taxes and expires in March 2030.

Contingencies

The Company’s international transactions with its Associated Enterprises (AEs) were subject to transfer pricing regulations under the Income-tax Act, 1961. The case for the assessment year 2021-22 under consideration was selected for scrutiny and referred to the Transfer Pricing Officer (TPO).

The TPO proposed a Transfer Pricing adjustment of $550,617 primarily on account of:

●	Rejection of the segmental margins computed by the Company and adoption of entity-level margins; and

●	Modification of the filters applied by the Company in the selection of comparable companies.

Based on the TPO’s findings, the Assessing Officer (AO), vide draft assessment order dated 29 November 2023 under section 144C(1) of the Income-tax Act proposed an addition of $550,617 to the returned income of $11,753.

The Company filed its objections before the Dispute Resolution Panel (DRP). The DRP, vide its directions dated 28 August 2024, granted partial relief of $17,336 on account of rectification in the operating margins of the comparable companies. Accordingly, the Transfer Pricing adjustment was reduced to $533,281.

Subsequently, the Company has filed an appeal before the Income Tax Appellate Tribunal (ITAT) on the remaining disputed issues. As informed by the Management, the matter is pending adjudication before the ITAT. The Company believes that its position will more likely than not be sustained upon final examination by the tax authorities and accordingly has not accrued any liabilities with respect to these matters in its consolidated financial statements.

NOTE 22 – COMMITMENTS

The Company, through its SSI-India subsidiary, occupies office, manufacturing, and assembly space in Gurugram, Haryana (India) under a lease agreement entered into in March 2021, with monthly payments of $24,384 plus applicable taxes. This lease expires in March 2030. Effective June 01, 2023, the Company’s SSI-India subsidiary signed another lease agreement to occupy additional space in Gurugram, to further expand its manufacturing and assembly capacity. This lease provides for a monthly payment of $16,144 plus taxes and expires on May 31, 2032, subject to further renewal on mutually acceptable terms. Further effective from August 1, 2024 SSI-India subsidiary signed another lease agreement to occupy additional space in Gurugram, to further expand its operations. This lease provides for a monthly payment of $9,024 plus taxes and expires on July 31, 2030. In August 2023, SSI-India leased a house pursuant to the terms of an employment agreement with Dr. Sudhir Srivastava to provide residential accommodation for Dr Sudhir Srivastava. This lease provides for a monthly payment of $ 17,995 plus taxes.

As of December 31, 2024, the Company had committed to spend approximately $27,647 under agreements to purchase property and equipment. This amount is net of capital advances paid which are recognized in consolidated balance sheets as “Capital work in progress” under “Property, plant and equipment.”